SUBSEQUENT EVENTS (Details Narrative) - USD ($)			9 Months Ended
	Sep. 14, 2022	Jan. 26, 2022	Sep. 30, 2022	Sep. 30, 2021	Oct. 05, 2022	May 18, 2022	Apr. 26, 2022	Dec. 31, 2021
Common stock, par value			$ 0.001					$ 0.001
Warrants to purchase shares						10,220,193
Warrants exercise price		$ 8.00				$ 0.001
Stock Issued During Period, Shares, New Issues		240,000
Payment of cash consideration obligations	$ 4,600,000
Base preferred units description	In the event that the volume weighted average price (“VWAP”) of the Cryptyde Shares the later of (i) the 15 trading days immediately prior to the date the put right pursuant to Section 7(b) of the Amended Operating Agreement (as defined below) is exercisable and (ii) the 15 trading days following the Company’s filing of its Annual Report on Form 10-K for the fiscal year ending December 31, 2022 is less than $3.07, then Sellers shall be entitled to receive an additional number of Preferred Units (“Additional Base Preferred Units” and together with the Initial Base Preferred Units, the “Total Base Preferred Unit Consideration”) such that the Total Base Preferred Unit Consideration multiplied by the Additional Base Preferred Unit VWAP equals $21.5 million; provided that in no event shall more than 3,750,000 Additional Base Preferred Units be issued.
Additional base preferred units	$ 21,500,000
Maximum additional base preferred units issued	3,750,000
Additional base preferred units issued for earn outs	7,000,000
Stock redeemed	6,281,949
Initial base preferred units issued	718,051
Common stock conversion features	So long as the Cryptyde has received Shareholder Approval and the Threshold Date has been reached, at any time commencing after the 12-month anniversary of the date of the Promissory Notes, the holder of the Promissory Notes may, in its sole and absolute discretion, convert all or part of the Promissory Notes into shares of common stock of the Cryptyde (the “Conversion Shares”) at a per share conversion price equal to the VWAP of a TYDE Share for the ten trading days immediately preceding the conversion notice being provided to the Cryptyde by the holder of the Promissory Notes (the “Conversion Price”), with the Conversion Price being subject to a conversion price floor of $2.00 per share of common stock. If the VWAP is less than $2.00 and the holder converts all or part of the Note at $2.00 per share, then the holder shall be entitled to receive an additional Promissory Note with the same economic terms as the original Promissory Note in a principal amount equal to (A) $2.00 minus the VWAP multiplied by (B) the number of Conversion Shares issued upon the conversion.
Allowance for doubtful account			$ 46,705					$ 0
Impairment charges			0	$ 0
Operating lease right of use asset			79,431				$ 98,736
Operating lease liability			$ 98,736				$ 98,736
Software Development [Member]
Estimated useful life			5 years
Tools, Dies and Molds [Member]
Estimated useful life			5 years
Building [Member]
Estimated useful life			40 years
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration risk, percentage			22.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration risk, percentage			13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration risk, percentage			61.00%
First Earn Out Target [Member]
Additional base preferred units for earnouts	$ 15,000,000
Minimum true-up units be issued	4.5
Cash payment equal to the earnout units	$ 15,000,000
Second Earn Out Target [Member]
Additional base preferred units for earnouts	$ 12,000,000
Minimum true-up units be issued	4.0
Cash payment equal to the earnout units	$ 12,000,000
Third Earn Out Target [Member]
Additional base preferred units for earnouts	$ 10,000,000
Minimum true-up units be issued	3.0
Cash payment equal to the earnout units	$ 10,000,000
Convertible Promissory Note [Member]
Principal amount	$ 27,500,000
Debt instrument description	Upon the Closing, Cryptyde issued the Promissory Notes. The Promissory Notes bear interest at the rate per annum equal to (i) ten (10%) for the first twelve (12) months of the Promissory Notes and (ii) twelve percent (12%) thereafter until the maturity date of the Promissory Notes (the “Note Maturity Date”). The Note Maturity Date is the date that is the later of (i) 91 days after the Maturity Date (as defined in the Investor Note (as defined below)) of the Senior Secured Convertible Note issued by Cryptyde in favor of the Investor on May 5, 2022 (the “Investor Note”) and (ii) three years following the Closing. Subject to the terms of the Subordination Agreement, the Promissory Notes may be prepaid in full or in part at any time without premium or penalty, provided, however, that Cryptyde agrees that, subject to the terms of the Subordination Agreement which specifically permit such prepayments in accordance therewith, it will make prepayments on the Promissory Notes and all other Seller Notes (as defined in the Promissory Notes) in amounts equal to the pro rata amount of the outstanding principal amount of the Seller Notes as a whole, as follows: (i) after Section 4(d) of the Amendment Agreement is satisfied such that excess cash may be removed from the Control Account, 50% of the cash proceeds of warrants exercised for common stock of the Cryptyde until an aggregate amount of $10 million in prepayments is made on the Seller Notes from such warrant exercises, (ii) 25% of all gross proceeds received by Cryptyde in any and all debt and equity capital raises by the Cryptyde (excluding warrant exercises) from and after the date of the Purchase Agreement and (iii) at least an aggregate of $11.5 million (including any prepayments made pursuant to clauses (i-ii) above) within the first twelve (12) months of the issuance of the Promissory Notes.
Non Voting Preferred Membership Units [Member]
Received consideration on membership units	$ 7,000,000
Membership Interest Purchase Agreement [Member]
Percentage of ownership after transaction	100.00%
Minimum [Member] | Office Equipment [Member]
Estimated useful life			3 years
Minimum [Member] | Furniture and Fixtures [Member]
Estimated useful life			5 years
Minimum [Member] | Machinery and Equipment [Member]
Estimated useful life			6 years
Minimum [Member] | Building Improvements [Member]
Estimated useful life			10 years
Minimum [Member] | Vehicles [Member]
Estimated useful life			5 years
Minimum [Member] | Subsequent Event [Member]
Share price					$ 1.00
Maximum [Member] | Office Equipment [Member]
Estimated useful life			5 years
Maximum [Member] | Furniture and Fixtures [Member]
Estimated useful life			7 years
Maximum [Member] | Machinery and Equipment [Member]
Estimated useful life			10 years
Maximum [Member] | Building Improvements [Member]
Estimated useful life			15 years
Maximum [Member] | Vehicles [Member]
Estimated useful life			7 years
Maximum [Member] | Subsequent Event [Member]
Share price					$ 1.00
Accredited Investor [Member] | Equity Private Placement [Member]
Warrants to purchase shares		1,500,000
Warrants exercise price		$ 8.00
Stock Issued During Period, Shares, New Issues		1,500,000
Proceeds from Issuance of Private Placement		$ 12,000,000
Note Securities Purchase Agreement [Member] | Accredited Investor [Member]
Principal amount		$ 33,333,333
Conversion price		$ 10.00
Common stock, par value		$ 0.001
Warrants to purchase shares	3,333,333	3,333,333
Warrants exercise price		$ 10.00
Interest rate		18.00%